Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Australia: 9.3%
35,616		ASX Ltd.	$2,166,531	0.5
943,503		Aurizon Holdings Ltd.	2,593,360	0.7
177,188		Australia & New Zealand Banking Group Ltd.	3,630,767	0.9
67,333		BHP Group Ltd. Australian	2,595,522	0.7
277,934		Brambles Ltd.	2,051,058	0.5
171,039		Coles Group Ltd.	2,286,017	0.6
9,703		CSL Ltd.	1,937,135	0.5
666,761		GPT Group	2,571,909	0.7
877,029		Medibank Pvt Ltd.	2,015,002	0.5
89,202		Rio Tinto Ltd.	7,974,686	2.1
227,754		Suncorp Group Ltd.	1,888,014	0.5
29,596		Wesfarmers Ltd.	1,110,580	0.3
135,285		Woodside Petroleum Ltd.	3,251,097	0.8
			36,071,678	9.3

		Austria: 0.3%
25,613		OMV AG	1,223,860	0.3

		Belgium: 0.7%
7,071		Elia Group SA/NV	1,078,835	0.3
15,137		Groupe Bruxelles Lambert S.A.	1,566,330	0.4
			2,645,165	0.7

		China: 0.7%
748,500		BOC Hong Kong Holdings Ltd.	2,816,445	0.7

		Denmark: 2.5%
852		AP Moller - Maersk A/S - Class B	2,560,229	0.7
10,625		Chr Hansen Holding A/S	780,161	0.2
3,806		Coloplast A/S	576,375	0.1
6,691		DSV A/S	1,282,368	0.3
33,945		Novozymes A/S	2,327,412	0.6
90,015		Tryg A/S	2,188,687	0.6
			9,715,232	2.5

		Finland: 2.2%
23,695		Elisa OYJ	1,428,976	0.4
33,709		Kone Oyj	1,764,005	0.4
354,401		Nordea Bank Abp	3,647,492	0.9
39,701		Orion Oyj	1,803,103	0.5
			8,643,576	2.2

		France: 7.9%
23,859		Air Liquide SA	4,174,009	1.1
15,922	(1)	Amundi SA	1,088,766	0.3
25,617		BNP Paribas	1,463,883	0.4
36,229		Bouygues SA	1,264,547	0.3
25,597		Bureau Veritas SA	729,797	0.2
21,411		Cie Generale des Etablissements Michelin SCA	2,901,540	0.7
238,528		Credit Agricole SA	2,850,081	0.7
38,185		Dassault Systemes SE	1,875,987	0.5
4,343		Ipsen SA	543,637	0.1
12,950	(1)	La Francaise des Jeux SAEM	513,763	0.1
19,264		Legrand S.A.	1,831,564	0.5
287,196		Orange SA	3,400,792	0.9
59,375		Sanofi	6,070,512	1.6
2,646		Schneider Electric SE	444,240	0.1
7,528		SEB SA	1,049,866	0.3
7,328		TotalEnergies SE	370,795	0.1
			30,573,779	7.9

		Germany: 7.5%
30,528		Bayerische Motoren Werke AG	2,638,170	0.7
48,983	(1)	Covestro AG	2,466,572	0.6
13,370		Deutsche Boerse AG	2,406,758	0.6
78,095		Deutsche Post AG	3,729,203	1.0
153,914		Deutsche Telekom AG	2,866,530	0.7
32,876		E.ON AG	381,960	0.1
84,152		Evonik Industries AG	2,334,596	0.6
23,516		GEA Group AG	963,863	0.3
9,888		Hannover Rueck SE	1,679,766	0.4
10,652		LEG Immobilien SE	1,213,035	0.3
47,287		Mercedes-Benz Group AG	3,319,072	0.9
6,209		Muenchener Rueckversicherungs-Gesellschaft AG	1,659,921	0.4
14,649		Symrise AG	1,756,319	0.5
598,253		Telefonica Deutschland Holding AG	1,627,135	0.4
			29,042,900	7.5

		Hong Kong: 4.0%
101,500		CK Infrastructure Holdings Ltd.	678,511	0.2
290,000		CLP Holdings Ltd.	2,821,670	0.7
409,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	399,918	0.1
870,000		HKT Trust & HKT Ltd. - Stapled Security	1,192,906	0.3
236,700		Hongkong Land Holdings Ltd. - HKHGF	1,156,493	0.3
26,400		Jardine Matheson Holdings Ltd.	1,452,000	0.4
346,200		Link REIT	2,948,321	0.8
300,500		Power Assets Holdings Ltd.	1,958,373	0.5
207,000		Sun Hung Kai Properties Ltd.	2,462,779	0.6
229,600		Swire Properties Ltd.	567,388	0.1
			15,638,359	4.0

		Ireland: 1.1%
31,997		CRH PLC	1,276,212	0.3
19,348		DCC PLC	1,498,190	0.4
33,256		Smurfit Kappa PLC	1,477,152	0.4
			4,251,554	1.1

		Israel: 1.9%
257,762		Bank Hapoalim BM	2,552,007	0.7
279,373		Bank Leumi Le-Israel BM	3,009,604	0.8

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: (continued)
41,546		Mizrahi Tefahot Bank Ltd.	$1,622,459	0.4
			7,184,070	1.9

		Italy: 3.2%
110,456	(2)	Atlantia S.p.A	2,296,675	0.6
71,918		ENI S.p.A.	1,048,802	0.3
130,149		FinecoBank Banca Fineco SpA	1,974,382	0.5
192,506	(1)	Poste Italiane SpA	2,183,147	0.6
26,308		Recordati Industria Chimica e Farmaceutica SpA	1,319,074	0.3
94,183		Snam SpA	543,114	0.1
352,158		Terna - Rete Elettrica Nazionale	3,024,096	0.8
			12,389,290	3.2

		Japan: 22.5%
86,400		Ajinomoto Co., Inc.	2,452,272	0.6
75,300		Bridgestone Corp.	2,922,828	0.8
29,700		Brother Industries Ltd.	540,107	0.1
66,500		Capcom Co., Ltd.	1,612,248	0.4
52,900		Dai Nippon Printing Co., Ltd.	1,240,250	0.3
41,000	(3)	Daiwa House Industry Co., Ltd.	1,068,816	0.3
710,800	(3)	ENEOS Holdings, Inc.	2,657,486	0.7
124,900	(2)	Hitachi Metals Ltd.	2,089,611	0.5
90,300	(3)	Idemitsu Kosan Co., Ltd.	2,489,167	0.6
256,300	(3)	Japan Post Bank Co. Ltd.	2,058,290	0.5
13,100		KDDI Corp.	429,505	0.1
36,600		Lawson, Inc.	1,401,045	0.4
60,300		Mitsubishi Chemical Holdings Corp.	401,039	0.1
45,200		Mitsubishi Corp.	1,696,209	0.4
389,500		Mitsubishi HC Capital, Inc.	1,809,818	0.5
875,300		Mitsubishi UFJ Financial Group, Inc.	5,410,352	1.4
271,000		Mizuho Financial Group, Inc.	3,456,706	0.9
88,900		MS&AD Insurance Group Holdings, Inc.	2,886,400	0.7
4,600		Nintendo Co., Ltd.	2,321,906	0.6
122,700	(3)	Nippon Telegraph & Telephone Corp.	3,564,914	0.9
27,700	(3)	Nippon Yusen KK	2,423,042	0.6
16,100		Nitto Denko Corp.	1,154,178	0.3
32,200		Nomura Real Estate Holdings, Inc.	771,159	0.2
26,400		Osaka Gas Co., Ltd.	452,395	0.1
43,700		Otsuka Holdings Co. Ltd.	1,509,738	0.4
57,300		Santen Pharmaceutical Co., Ltd.	572,910	0.2
33,700	(3)	Secom Co., Ltd.	2,437,923	0.6
118,400		Sekisui House Ltd.	2,290,231	0.6
92,700		SG Holdings Co. Ltd.	1,745,612	0.5
294,900		SoftBank Corp.	3,439,452	0.9
16,200		Sohgo Security Services Co., Ltd.	528,306	0.1
65,000		Sompo Holdings, Inc.	2,856,129	0.7
62,200		Subaru Corp.	987,922	0.3
146,800	(3)	Sumitomo Chemical Co., Ltd.	672,170	0.2
169,400		Sumitomo Corp.	2,933,781	0.8
26,600		Sumitomo Metal Mining Co., Ltd.	1,347,652	0.4
125,800		Sumitomo Mitsui Financial Group, Inc.	3,973,819	1.0
80,200	(3)	Sumitomo Mitsui Trust Holdings, Inc.	2,610,080	0.7
142,800	(3)	Takeda Pharmaceutical Co., Ltd.	4,068,690	1.1
52,700	(3)	Tokio Marine Holdings, Inc.	3,066,784	0.8
20,000		Toyo Suisan Kaisha Ltd.	715,643	0.2
37,800		Trend Micro, Inc.	2,207,449	0.6
87,000		Yamato Holdings Co., Ltd.	1,625,175	0.4
			86,899,209	22.5

		Netherlands: 2.7%
111,554		Koninklijke Ahold Delhaize NV	3,588,211	0.9
53,507		NN Group NV	2,711,684	0.7
36,792	(3)	Randstad NV	2,213,231	0.6
18,905		Wolters Kluwer NV	2,015,405	0.5
			10,528,531	2.7

		New Zealand: 0.3%
343,501		Spark New Zealand Ltd.	1,087,051	0.3

		Norway: 0.2%
18,439		Yara International ASA	922,107	0.2

		Portugal: 1.2%
196,472		Galp Energia SGPS SA	2,483,947	0.6
94,640		Jeronimo Martins SGPS SA	2,270,420	0.6
			4,754,367	1.2

		Singapore: 0.3%
125,700		Oversea-Chinese Banking Corp., Ltd.	1,140,332	0.3

		Spain: 2.8%
104,487		Enagas	2,320,282	0.6
113,195		Endesa S.A.	2,468,076	0.6
47,863		Iberdrola S.A. - IBEE	523,144	0.1
125,585		Red Electrica Corp. SA	2,578,403	0.7
227,536		Repsol SA	2,980,556	0.8
			10,870,461	2.8

		Sweden: 0.6%
50,701	(3)	Lundin Energy AB	2,128,130	0.6

		Switzerland: 7.5%
41,740		ABB Ltd.	1,354,076	0.4
2,614		Geberit AG - Reg	1,611,418	0.4
51,674		Holcim Ltd.	2,513,257	0.6
9,056		Nestle SA	1,177,449	0.3
113,524		Novartis AG	9,966,448	2.6
5,182		Roche Holding AG-GENUSSCHEIN	2,050,320	0.5
5,314		Sika AG	1,758,157	0.5
4,996		Swisscom AG	3,001,628	0.8

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
11,324	Zurich Insurance Group AG	$5,592,923	1.4
		29,025,676	7.5

	United Kingdom: 17.4%
516,079	Abrdn PLC	1,445,067	0.4
111,907	(1) Auto Trader Group PLC	923,821	0.2
357,341	BAE Systems PLC	3,355,942	0.9
1,015,206	BP PLC	4,976,913	1.3
150,431	British American Tobacco PLC	6,317,665	1.6
7,172	Ferguson PLC	971,659	0.3
330,055	GlaxoSmithKline PLC	7,141,364	1.8
46,839	Hikma Pharmaceuticals PLC	1,263,619	0.3
1,256,883	HSBC Holdings PLC	8,585,197	2.2
149,963	Imperial Brands PLC	3,158,923	0.8
673,117	J Sainsbury Plc	2,227,867	0.6
810,922	M&G PLC	2,336,529	0.6
300,388	National Grid PLC	4,616,415	1.2
477,942	Natwest Group PLC	1,349,867	0.3
38,176	Reckitt Benckiser Group PLC	2,912,284	0.8
57,256	Relx PLC (GBP Exchange)	1,781,673	0.5
221,813	Sage Group PLC/The	2,032,398	0.5
28,241	Schroders PLC	1,189,210	0.3
143,833	Segro PLC	2,528,440	0.7
10,484	Severn Trent PLC	422,549	0.1
101,102	Tesco PLC	366,019	0.1
36,378	Unilever PLC	1,644,157	0.4
177,353	United Utilities Group PLC	2,611,607	0.7
1,858,690	Vodafone Group PLC	3,047,845	0.8
		67,207,030	17.4

	Total Common Stock
	(Cost $347,698,949)	374,758,802	96.8

EXCHANGE-TRADED FUNDS: 1.2%
91,841	iShares MSCI EAFE Value Index ETF	4,615,929	1.2

	Total Exchange-Traded Funds
	(Cost $4,532,036)	4,615,929	1.2

PREFERRED STOCK: 0.8%
	Germany: 0.8%
10,714	Fuchs Petrolub SE	388,721	0.1
39,652	Henkel AG & Co. KGaA	2,653,993	0.7

	Total Preferred Stock
	(Cost $4,198,356)	3,042,714	0.8

	Total Long-Term Investments
	(Cost $356,429,341)	382,417,445	98.8

SHORT-TERM INVESTMENTS: 7.2%
	Repurchase Agreements: 7.2%
5,598,100	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $5,598,144, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,710,062, due 04/25/22-12/20/71)	5,598,100	1.5
2,827,038	(4) Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,827,064, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,883,613, due 04/19/22-02/15/52)	2,827,038	0.7
4,585,610	(4) Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $4,585,648, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,677,322, due 04/05/22-04/01/52)	4,585,610	1.2
5,598,072	(4) National Bank Financial, Repurchase Agreement dated 03/31/22, 0.34%, due 04/01/22 (Repurchase Amount $5,598,124, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $5,710,046, due 04/01/22)	5,598,072	1.5

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
5,598,072	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $5,598,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $5,710,033, due 04/26/22-03/20/52)	$5,598,072	1.4
3,567,907	(4) State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,567,939, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,639,267, due 01/15/25-02/15/51)	3,567,907	0.9

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $27,774,799)	27,774,799	7.2

	Total Investments in Securities (Cost $384,204,140)	$410,192,244	106.0
	Liabilities in Excess of Other Assets	(23,182,620)	(6.0)
	Net Assets	$387,009,624	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	24.5%
Industrials	13.5
Health Care	10.0%
Materials	9.9
Consumer Staples	8.6
Communication Services	7.7
Utilities	7.0
Energy	6.1
Consumer Discretionary	4.6
Real Estate	4.0
Information Technology	1.7
Exchange-Traded Funds	1.2
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(6.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$36,071,678	$–	$36,071,678
Austria	–	1,223,860	–	1,223,860
Belgium	–	2,645,165	–	2,645,165
China	–	2,816,445	–	2,816,445
Denmark	–	9,715,232	–	9,715,232
Finland	–	8,643,576	–	8,643,576
France	3,400,792	27,172,987	–	30,573,779
Germany	–	29,042,900	–	29,042,900
Hong Kong	3,810,291	11,828,068	–	15,638,359
Ireland	–	4,251,554	–	4,251,554
Israel	–	7,184,070	–	7,184,070
Italy	–	12,389,290	–	12,389,290
Japan	–	86,899,209	–	86,899,209
Netherlands	–	10,528,531	–	10,528,531
New Zealand	–	1,087,051	–	1,087,051
Norway	–	922,107	–	922,107
Portugal	–	4,754,367	–	4,754,367
Singapore	–	1,140,332	–	1,140,332
Spain	–	10,870,461	–	10,870,461
Sweden	–	2,128,130	–	2,128,130
Switzerland	–	29,025,676	–	29,025,676
United Kingdom	–	67,207,030	–	67,207,030
Total Common Stock	7,211,083	367,547,719	–	374,758,802
Exchange-Traded Funds	4,615,929	–	–	4,615,929
Preferred Stock	–	3,042,714	–	3,042,714
Short-Term Investments	–	27,774,799	–	27,774,799
Total Investments, at fair value	$11,827,012	$398,365,232	$–	$410,192,244

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $387,854,806.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$37,993,423
Gross Unrealized Depreciation	(15,185,730)
Net Unrealized Appreciation	$22,807,693